Tax matters - Income tax reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated profit (loss) before tax
Standard tax rate (as a percent)	30.00%
Profit before tax	$ 24,814	$ 24,174	$ 21,887
Income tax at applicable rate	7,444	7,252	6,566
Due to effect of inflation	(1,542)	(1,742)	(982)
Due to effect of tangible assets	(76)	(78)	(154)
Due to effect of non-deductible expenses, non-taxable income and others	(368)	64	(79)
Total Income Tax	$ 5,458	$ 5,496	$ 5,351
Effective tax rate (as a percent)	22.00%	22.74%	24.45%
Current taxes	$ 5,615	$ 4,215	$ 5,138
Deferred taxes	$ (157)	$ 1,281	$ 213